Retirement Benefit Schemes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Schedule of Defined Benefit Amounts Recognised in Balance Sheets
The amounts recognised in the balance sheet are determined as follows:

	Pension schemes		Healthcare schemes		Total
	2022 £m	2021 £m	2022 £m	2021 £m	2022 £m	2021 £m
Present value of funded scheme liabilities	(6,310)	(9,859)	(205)	(225)	(6,515)	(10,084)
Fair value of funded scheme assets	7,271	10,644	153	172	7,424	10,816
	961	785	(52)	(53)	909	732
Unrecognised funded scheme surpluses	(61)	(16)	—	—	(61)	(16)
	900	769	(52)	(53)	848	716
Present value of unfunded scheme liabilities	(387)	(555)	(410)	(482)	(797)	(1,037)
	513	214	(462)	(535)	51	(321)

The above net asset/(liability) is recognised in the balance sheet as follows:
– retirement benefit scheme liabilities	(483)	(702)	(466)	(537)	(949)	(1,239)
– retirement benefit scheme assets	996	916	4	2	1,000	918
	513	214	(462)	(535)	51	(321)
The net assets/(liabilities) of funded pension schemes by territory are as follows:

	Liabilities		Assets		Total
	2022 £m	2021 £m	2022 £m	2021 £m	2022 £m	2021 £m
– U.S.	(1,552)	(3,378)	2,046	3,748	494	370
– UK	(2,114)	(3,357)	2,256	3,645	142	288
– Germany	(711)	(913)	861	896	150	(17)
– Canada	(574)	(706)	613	724	39	18
– Netherlands	(693)	(769)	739	846	46	77
– Switzerland	(279)	(317)	308	311	29	(6)
– Rest of Group	(387)	(419)	448	474	61	55
Funded schemes	(6,310)	(9,859)	7,271	10,644	961	785
The movements in scheme liabilities are as follows:

	Pension schemes		Healthcare schemes		Total
	2022 £m	2021 £m	2022 £m	2021 £m	2022 £m	2021 £m
Present value at 1 January	10,414	12,572	707	798	11,121	13,370
Differences on exchange	567	(122)	78	5	645	(117)
Current service cost	50	60	1	2	51	62
Past service (credit)/cost and settlements	(1,308)	(1,426)	1	—	(1,307)	(1,426)
Interest on scheme liabilities	224	226	23	19	247	245
Contributions by scheme members	3	3	—	—	3	3
Benefits paid	(586)	(705)	(59)	(55)	(645)	(760)
Actuarial (gains)/losses
– arising from changes in demographic assumptions	(18)	147	—	3	(18)	150
– arising from changes in financial assumptions	(2,775)	(394)	(145)	(18)	(2,920)	(412)
Experience losses/(gains)	126	53	9	(47)	135	6
Present value at 31 December	6,697	10,414	615	707	7,312	11,121
Scheme liabilities by scheme membership:

	Pension schemes		Healthcare schemes		Total
	2022 £m	2021 £m	2022 £m	2021 £m	2022 £m	2021 £m
Active members	756	1,090	31	41	787	1,131
Deferred members	1,055	1,750	1	1	1,056	1,751
Retired members	4,886	7,574	583	665	5,469	8,239
Present value at 31 December	6,697	10,414	615	707	7,312	11,121

	Pension schemes		Healthcare schemes		Total
	2022 £m	2021 £m	2022 £m	2021 £m	2022 £m	2021 £m
Fair value of scheme assets at 1 January	10,644	12,403	172	173	10,816	12,576
Differences on exchange	606	(116)	21	—	627	(116)
Settlements	(1,294)	(1,397)	—	—	(1,294)	(1,397)
Interest on scheme assets	240	226	6	5	246	231
Company contributions	74	74	—	—	74	74
Contributions by scheme members	3	3	—	—	3	3
Benefits paid	(546)	(668)	(15)	(13)	(561)	(681)
Actuarial (losses)/gains	(2,456)	119	(31)	7	(2,487)	126
Fair value of scheme assets at 31 December	7,271	10,644	153	172	7,424	10,816

	Pension schemes		Healthcare schemes		Total
	2022 £m	2021 £m	2022 £m	2021 £m	2022 £m	2021 £m
Equities ‒ listed	623	741	5	6	628	747
Equities ‒ unlisted	756	892	50	65	806	957
Bonds ‒ listed	1,167	1,929	18	5	1,185	1,934
Bonds ‒ unlisted	768	1,924	64	72	832	1,996
Other assets ‒ listed	473	543	7	15	480	558
Other assets ‒ unlisted	3,484	4,615	9	9	3,493	4,624
Fair value of scheme assets at 31 December	7,271	10,644	153	172	7,424	10,816

Schedule of Defined Benefit Amounts Recognised in Income Statement
The amounts recognised in the income statement are as follows:

	Pension schemes		Healthcare schemes		Total
	2022 £m	2021 £m	2022 £m	2021 £m	2022 £m	2021 £m
Defined benefit schemes
Service cost
– current service cost	50	60	1	2	51	62
– past service credit, curtailments and settlements	(14)	(29)	1	—	(13)	(29)
Net interest on the net defined benefit liability
– interest on scheme liabilities	224	226	23	19	247	245
– interest on scheme assets	(240)	(226)	(6)	(5)	(246)	(231)
– interest on unrecognised funded scheme surpluses	1	1	—	—	1	1
	21	32	19	16	40	48
Defined contribution schemes	93	91	—	—	93	91
Total amount recognised in the income statement (note 3)	114	123	19	16	133	139

Disclosure - Retirement Benefit Schemes - Summary of Movements in the Unrecognised Scheme Surpluses Recognised in Other Comprehensive Income	The movements in the unrecognised scheme surpluses, recognised in other comprehensive income, are as follows:

	Pension schemes			Healthcare schemes			Total
	2022 £m	2021 £m	2020 £m	2022 £m	2021 £m	2020 £m	2022 £m	2021 £m	2020 £m
Unrecognised funded scheme surpluses at 1 January	(16)	(16)	(28)	—	—	—	(16)	(16)	(28)
Differences on exchange	(4)	2	3	—	—	—	(4)	2	3
Interest on unrecognised funded scheme surpluses	(1)	(1)	(1)	—	—	—	(1)	(1)	(1)
Movement in year (note 22)	(39)	(1)	10	—	—	—	(39)	(1)	10
Unrecognised funded scheme surpluses at 31 December	(60)	(16)	(16)	—	—	—	(60)	(16)	(16)

Disclosure - Retirement Benefit Schemes - Summary of Actuarial Assumptions Rate for Valuations Plans
The principal actuarial assumptions (weighted to reflect individual scheme differences) used in the following territories are shown below. In both years, discount rates are determined by reference to normal yields on high quality corporate bonds at the balance sheet date.

						2022						2021
	U.S.	UK	Germany	Canada	Netherlands	Switzerland	U.S.	UK	Germany	Canada	Netherlands	Switzerland
Rate of increase in salaries (%)	3.3	Nil	2.5	2.5	1.4	1.5	3.4	—	2.5	2.5	1.4	1.2
Rate of increase in pensions in payment (%)	2.4	3.2	2.3	Nil	2.2	Nil	2.5	3.4	1.8	Nil	1.1	Nil
Rate of increase in deferred pensions (%)	0.1	2.8	2.3	Nil	2.2	—	0.1	3.0	1.8	Nil	1.1	—
Discount rate (%)	5.5	5.0	4.2	5.0	3.7	2.1	3.0	1.8	1.3	2.8	1.0	0.2
General inflation (%)	2.5	3.2	2.3	2.0	2.0	1.2	2.5	3.4	1.8	2.0	2.0	1.0

						2022						2021
	U.S.	UK	Germany	Canada	Netherlands	Switzerland	U.S.	UK	Germany	Canada	Netherlands	Switzerland
Weighted average duration of liabilities (years)	10.7	12.4	10.9	9.0	14.4	10.2	12.3	16.7	13.6	11.0	17.1	13.3
For healthcare inflation in the U.S., the assumption is 7.5% for 2022 (2021: 7.0%) and in Canada, the assumption is 5.0% for both years.
Mortality assumptions are subject to regular review. The principal schemes used the following tables:

U.S.	PRI-2012 mortality tables without collar or amount, projected with MP-2021 generational projection except for a specific group of retired members for which the mortality assumption is 99.5% of the RP-2006 table with white collar adjustment, projected with MP-2021 generational projection (both years)
UK	S3PA (YOB) with the CMI (2021) improvement model with a 1.25% long-term improvement rate (2021: S3PA (YOB) with the CMI (2020) improvement model with a 1.25% long-term improvement rate)
Germany	RT Heubeck 2018 G (both years)
Canada	CPM-2014 Private Table (both years)
Netherlands	AG Prognosetafel 2022 (2021: AG Prognosetafel 2020)
Switzerland
LPP/BVG 2020 base table with CMI projection factors for mortality improvements with a 1.5% long-term improvement rate (2021: LPP/BVG 2020 base table with CMI projection factors for mortality improvements with a 1.5% long-term improvement rate)

Based on the above, the weighted average life expectancy, in years, for mortality tables used to determine benefit obligations is as follows:

	U.S.		UK		Germany		Canada		Netherlands		Switzerland
	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female
31 December 2022
Member age 65 (current life expectancy)	22.1	23.6	22.9	24.2	20.6	24.0	22.0	24.4	21.0	24.4	22.0	23.7
Member age 45 (life expectancy at age 65)	22.2	24.1	24.5	26.0	23.4	26.3	23.0	25.3	23.2	26.3	23.9	25.6
31 December 2021
Member age 65 (current life expectancy)	21.6	23.5	22.9	24.2	20.5	23.9	22.0	24.3	20.7	24.1	21.9	23.6
Member age 45 (life expectancy at age 65)	22.1	24.0	24.5	25.9	23.2	26.2	23.0	25.3	22.8	25.8	23.8	25.5
For the remaining territories, typical assumptions are that real salary increases will be from 0% to 8.0% (2021: 0% to 8.0%) per annum and discount rates will be from 0% to 7.5% (2021: 0% to 11.0%) above inflation. Pension increases, where allowed for, are generally assumed to be in line with inflation. Assumptions of life expectancy are in line with best practice in each territory. For countries where there is not a deep market in such corporate bonds, the yield on government bonds is used.
The valuation of retirement benefit schemes involves judgements about uncertain future events. Sensitivities in respect of the key assumptions used to measure the principal pension schemes as at 31 December 2022 are set out below. These sensitivities show the hypothetical impact of a change in each of the listed assumptions in isolation, with the exception of the sensitivity to inflation which incorporates the impact of certain correlating assumptions such as salary increases and pension increases. While each of these sensitivities holds all other assumptions constant, in practice such assumptions rarely change in isolation, while asset values also change, and the impacts may offset to some extent.

	1 year increase £m	1 year decrease £m	percentage increase £m	percentage decrease £m
Average life expectancy – increase/(decrease) of scheme liabilities	170	(171)
Rate of inflation (+/- 25bps) – increase/(decrease) of scheme liabilities			95	(91)
Discount rate (+/- 50bps) – (decrease)/increase of scheme liabilities			(309)	328